CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,609,699)	$ (4,205,776)
Items not affecting cash:
Depreciation	22,763	34,835
Loss from equity investee	52,970	49,564
Interest expense	129,295	130,385
Deferred income tax recovery	(235,177)	(443,240)
Gain on sale of mineral property interests	0	(28,096)
Unrealized foreign exchange gain	(1,423,735)	(191,352)
Changes in assets and liabilities:
Receivables	5,302	107,564
Prepaid expenses	429,484	332,866
Other assets	(47,452)	13,982
Accounts payable and accrued liabilities	(1,258,602)	(440,230)
Net cash used in operating activities	(5,934,851)	(4,639,498)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of capital stock	5,123	0
Net cash provided by financing activities	5,123	0
CASH FLOWS FROM INVESTING ACTIVITIES
Mineral property interests	0	(100,000)
Reclamation deposits	(3,628)	52,152
Acquisition of equipment	(2,997)	(6,292)
Proceeds from sale of mineral property interests	0	28,096
Net cash provided by (used in) investing activities	(6,625)	(26,044)
Effect of foreign currency translation on cash and cash equivalents	(205,052)	(23,775)
Change in cash and cash equivalents during the period	(6,141,405)	(4,689,317)
Cash and cash equivalents, beginning of period	33,517,096	46,701,216
Cash and cash equivalents, end of period	27,375,691	42,011,899
Cash paid for interest during the period	0	0
Cash paid for income taxes during the period	$ 0	$ 0